Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments
Commitments

Note 4—Commitments

Underwriting Agreement

The Company entered into an agreement with the underwriters (the “Underwriters”) of the Public Offering (“Underwriting Agreement”) that required the Company to pay an underwriting discount of 2.0% of the gross proceeds of the Public Offering and Over-allotment Option to the Underwriters at the Close Date of the Public Offering. The Company will pay the Underwriters a deferred underwriting discount of 3.5% of the gross proceeds of the Public Offering and Over-allotment Option (“Deferred Commissions”) at the time of the closing of the Business Combination. The Deferred Commission was placed in the Trust Account  at the completion of the Public Offering and will be forfeited if the Company is unable to complete a Business Combination in the prescribed time.

Registration Rights

Holders of the Founder Shares, the Private Placement Warrants, and warrants that may be issued on conversion of working capital loans (and any Class A Shares issuable upon exercise of such warrants and upon conversion of the Founder Shares) will be entitled to registration rights with respect to such securities (in the case of the Founder Shares, only after conversion to Class A Shares) pursuant to an agreement signed on the effective date of the Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities for resale. In addition, the holders have certain “piggy‑back” registration rights with respect to registration statements filed subsequent to the Business Combination. However, the registration rights agreement will provide that the Company will not permit any registration statement to become effective until termination of applicable lock‑up periods with respect to such securities.

Note 4—Commitments

Underwriting Agreement

        The Company entered into an agreement with the underwriters (the "Underwriters") of the Public Offering ("Underwriting Agreement") that required the Company to pay an underwriting discount of 2.0% of the gross proceeds of the Public Offering and Over-allotment Option to the Underwriters at the Close Date of the Public Offering. The Company will pay the Underwriters a deferred underwriting discount of 3.5% of the gross proceeds of the Public Offering and Over-allotment Option ("Deferred Commissions") at the time of the closing of the Business Combination. The Deferred Commission will be placed in the Trust Account and will be forfeited if the Company is unable to complete a Business Combination in the prescribed time.

Registration Rights

        Holders of the Founder Shares, the Private Placement Warrants, and warrants that may be issued on conversion of working capital loans (and any Class A Shares issuable upon exercise of such warrants and upon conversion of the Founder Shares) will be entitled to registration rights with respect to such securities (in the case of the Founder Shares, only after conversion to Class A Shares) pursuant to an agreement signed on the effective date of the Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities for resale. In addition, the holders have certain "piggy-back" registration rights with respect to registration statements filed subsequent to the Business Combination. However, the registration rights agreement will provide that the Company will not permit any registration statement to become effective until termination of applicable lock-up periods with respect to such securities.